LS Theta Fund

Investor Class - LQTVX

Institutional Class - LQTIX

a series of the Investment Managers Series Trust

Supplement dated June 14, 2018 to the

Summary Prospectus dated May 3, 2018.

Effective immediately, the LS Theta Fund (the “Fund”) has replaced its secondary benchmark index, the Wilshire Liquid Alternative Index, with the Bloomberg Barclays US Aggregate Bond Index. Accordingly, the “Average Annual Total Returns” table on page 5 of the Summary Prospectus is deleted and replaced with the following:

Average Annual Total Returns (for Periods Ended December 31, 2017)	1 Year	Since Inception	Inception Date
Institutional Class - Return Before Taxes	5.76%	3.46%	March 31, 2014
Institutional Class - Return After Taxes on Distributions*	5.45%	2.97%	March 31, 2014
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares*	3.38%	2.55%	March 31, 2014
Investor Shares - Return Before Taxes	5.50%	3.20%	March 31, 2014
CBOE S&P 500 One-Week PutWrite Index (Reflects No Deductions for Fees, Expenses or Taxes)	11.35%	5.11%	March 31, 2014
Bloomberg Barclays US Aggregate Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)**	3.54%	2.87%	March 31, 2014
Wilshire Liquid Alternative Index (Reflects No Deductions for Fees, Expenses or Taxes)	5.07%	- ***	July 24, 2014

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
**	Effective June 14, 2018, the Fund’s secondary performance benchmark is the Bloomberg Barclays US Aggregate Bond Index. Liquid Strategies, LLC, the Fund’s advisor, believes this index is a better performance benchmark for comparison to the Fund’s performance and investment strategy.
***	The Wilshire Liquid Alternative Index was created on July 24, 2014.

Please file this Supplement with your records.